World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2016

Dates Covered
Collections Period	01/01/16 - 01/31/16
Interest Accrual Period	01/15/16 - 02/15/16
30/360 Days	30
Actual/360 Days	32
Distribution Date	02/16/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/15	210,951,593.90	18,274
Yield Supplement Overcollateralization Amount at 12/31/15	1,797,018.94	0
Receivables Balance at 12/31/15	212,748,612.84	18,274
Principal Payments	10,916,114.86	524
Defaulted Receivables	533,201.15	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/16	1,634,739.10	0
Pool Balance at 01/31/16	199,664,557.73	17,716

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	21.40%

Prepayment ABS Speed	1.25%

Overcollateralization Target Amount	9,246,969.57
Actual Overcollateralization	9,246,969.57

Weighted Average APR	3.49%
Weighted Average APR, Yield Adjusted	4.27%
Weighted Average Remaining Term	32.03

Delinquent Receivables:
Past Due 31-60 days	4,289,420.92	288
Past Due 61-90 days	1,206,758.70	89
Past Due 91-120 days	245,057.70	26
Past Due 121 + days	0.00	0
Total	5,741,237.32	403

Total 31+ Delinquent as % Ending Pool Balance	2.88%

Recoveries	282,894.25

Aggregate Net Losses/(Gains) - January 2016	250,306.90

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	1.41%
Prior Period Net Loss Ratio	2.19%
Second Prior Period Net Loss Ratio	0.56%
Third Prior Period Net Loss Ratio	0.83%
Four Month Average	1.25%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.11%

Flow of Funds	$ Amount

Collections	11,823,500.97
Advances	(2,186.70)
Investment Earnings on Cash Accounts	3,403.39
Servicing Fee	(177,290.51)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,647,427.15

Distributions of Available Funds
(1) Class A Interest	115,529.96
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	1,794,214.44
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,246,969.57
(7) Distribution to Certificateholders	472,862.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,647,427.15

Servicing Fee	177,290.51
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 01/15/16	201,458,772.17
Principal Paid	11,041,184.01
Note Balance @ 02/16/16	190,417,588.16

Class A-1
Note Balance @ 01/15/16	0.00
Principal Paid	0.00
Note Balance @ 02/16/16	0.00
Note Factor @ 02/16/16	0.0000000%

Class A-2
Note Balance @ 01/15/16	0.00
Principal Paid	0.00
Note Balance @ 02/16/16	0.00
Note Factor @ 02/16/16	0.0000000%

Class A-3
Note Balance @ 01/15/16	87,567,772.17
Principal Paid	11,041,184.01
Note Balance @ 02/16/16	76,526,588.16
Note Factor @ 02/16/16	28.3431808%

Class A-4
Note Balance @ 01/15/16	94,934,000.00
Principal Paid	0.00
Note Balance @ 02/16/16	94,934,000.00
Note Factor @ 02/16/16	100.0000000%

Class B
Note Balance @ 01/15/16	18,957,000.00
Principal Paid	0.00
Note Balance @ 02/16/16	18,957,000.00
Note Factor @ 02/16/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	133,381.14
Total Principal Paid	11,041,184.01
Total Paid	11,174,565.15

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	46,702.81
Principal Paid	11,041,184.01
Total Paid to A-3 Holders	11,087,886.82

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1475633
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.2151720
Total Distribution Amount	12.3627353

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1729734
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.8932741
Total A-3 Distribution Amount	41.0662475

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	162.50
Noteholders' Principal Distributable Amount	837.50

Account Balances	$ Amount

Advances
Balance as of 12/31/15	47,430.72
Balance as of 01/31/16	45,244.02
Change	(2,186.70)

Reserve Account
Balance as of 01/15/16	2,311,742.39
Investment Earnings	589.40
Investment Earnings Paid	(589.40)
Deposit/(Withdrawal)	-
Balance as of 02/16/16	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39